Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Items Measured at Fair Value on a Recurring Basis

(In millions)	Balance	Level 1	Level 2	Level 3
December 31, 2017
Assets:
Equity securities	$8	$8	$—	$—
Government bonds	25	—	25	—
Total assets at fair value	$33	$8	$25	$—
Liabilities:
Derivative instruments	$1,016	$—	$—	$1,016

December 31, 2016
Assets:
Government bonds	$47	$—	$47	$—
Liabilities:
CEC Convertible Notes (1)	$1,600	$—	$—	$1,600
CEC common stock (1) (2)	1,936	—	1,936	—
VICI Call Right	131	—	—	131
Total liabilities at fair value	$3,667	$—	$1,936	$1,731

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(1)	The CEC Convertible Notes and shares of CEC common stock underlying these liabilities were issued on the Effective Date. See Note 12 for further details on the CEC Convertible Notes.

(2)	Includes $23 million related to the $200 million equity buyback that was reclassified from Level 3 to Level 2 during 2016.

Changes in Level 3 Fair Value Measurements
Changes in Level 3 Fair Value Measurements

	Year Ended December 31, 2017			Year Ended December 31, 2016
(In millions)	CEC Convertible Notes (1)	VICI Call Right (2)	Derivative Instruments (1)	CEC Convertible Notes	VICI Call Right
Balance as of beginning of period	$1,600	$131	$—	$—	$—
Restructuring of CEOC and other	640	46	—	1,600	131
Settlement of Restructuring Support and Forbearance Agreement Accrual	(2,240)	(177)	1,080	—	—
Change in fair value	—	—	(64)	—	—
Balance as of end of period	$—	$—	$1,016	$1,600	$131

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(1)
The CEC Convertible Notes were remeasured at fair value and issued on the Effective Date with a debt component and a derivative liability component. See Note 12 for further details on the debt portion of the CEC Convertible Notes. The derivative portion of the CEC Convertible Notes is a recurring fair value measurement, see below.

(2)
The VICI Call Right was remeasured at fair value and then transferred to Accrued expenses and other current liabilities on the Balance Sheet upon settlement on the Effective Date because it is an option related to real estate and therefore not a derivative. See Note 9.

Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Swap Derivatives

Effective Date	Notional Amount (In millions)	Fixed Rate Paid	Variable Rate Received as of December 31, 2017 (1)	Maturity Date
1/1/2019	250	2.153%	N/A	12/31/2020
1/1/2019	250	2.172%	N/A	12/31/2020
1/1/2019	250	2.196%	N/A	12/31/2021
12/31/2018	250	2.274%	N/A	12/31/2022
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(1)	Contract start dates are after December 31, 2017.

Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities Not Designated as Hedging Instruments

	Derivative Liabilities
(In millions)	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
CEC Convertible Notes - derivative features	Deferred credits and other liabilities	$1,016